Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 163	$ 926	$ 482
Financial income		9
Interest income	88
Write-off of indebtedness to related parties	2,191
Other			1
Total non-operating income	$ 2,442	$ 935	$ 483